Share Based Payment	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

9.       Share Based Payment

Share based payment comprise the following:

Period from January 1 to June 30, 2021	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	4,012	—	—	20
Total at June 30, 2021	4,012	—	—	20

Period from January 1 to June 30, 2020	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	217	—	—	10*
Total at June 30, 2020	217	—	—	10*

*	The second quarter of 2020 share based payment was effected on July 9, 2020. A total of 130 shares were issued for the amount of $10.